SHARE-BASED COMPENSATION (Details 3)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Expected volatility	50.00%	50.00%	50.00%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.73%	2.20%	0.95%
Expected term in years	4 years 3 months	10 years	6 years